Debt Obligations (Tables)	9 Months Ended
Sep. 30, 2012
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]
	September 30,	December 31,
	2012	2011

Senior term loan, 15% fixed rate, due 2013	$-	$240,349
Subordinated notes, 12% fixed rate, due 2014	27,457	32,012
Convertible bonds, 11.5% until March 31, 2014 and 7.5% thereafter, due 2016	68,072	62,523
Senior notes, 12% fixed rate, due 2018	500,000	-
Convertible senior notes, 5.5% fixed rate, due 2016	135,000	135,000
Revolving credit facility, 13% fixed rate, due 2013	115,163	-
	845,692	469,884
Less: debt discount	(20,266)	(2,506)
Less: current maturities	(12,500)	(12,350)

Long-term debt	$812,926	$455,028

Standby letters of credit outstanding for abandonment liabilities	$-	$31,724